Related Parties Transactions - Schedule of Bank Deposits and Other Financial Assets (Details) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of transactions between related parties [line items]
Bank deposits and other financial assets	$ 2,709	$ 1,132